Retirement benefits - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) plan	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
The Netherlands
Disclosure of defined benefit plans [line items]
Surplus (deficit)			$ 483		$ (4,753)
Percentage of defined benefit liability related to active members			17.00%		21.00%
Derecognised surplus				$ 5,521
Minimum funding requirement				$ 750
The Netherlands | Bottom of range | Forecast
Disclosure of defined benefit plans [line items]
Local funding threshold	125.00%
UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liability related to active members			13.00%		14.00%
Defined benefit plans funded by final salary pension arrangements | plan			4
Number of defined benefit plans that cannot be netted | plan			3
Defined benefit plans closed to new employees | plan			3
Defined benefit plans open to new members | plan			2
Actuarial funding valuation, frequency			3 years
Actuarial funding valuation, funding ratio			108.00%
UK | Funded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)			$ (2,632)		$ (2,603)
UK | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)			(382)		(319)
USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)			$ (440)		$ (638)
Percentage of defined benefit liability related to active members			34.00%		30.00%
USA | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)			$ 742		$ 809
Pensions | Forecast
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 1,061
Pensions | The Netherlands | Bottom of range | Forecast
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 293
Pensions | The Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments			105.00%
OPEB | USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)			$ 2,352		$ 2,337